Income Taxes - Net operating loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 645,876	$ 339,766
2026
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	4,210
2027
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	13
2028
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	87
2029
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	1,595
2030
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	802
2034
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	198,609
2035
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards	$ 149,850